Segment reporting (Tables)	12 Months Ended
Dec. 31, 2022
Segment reporting
Schedule of operating segment

Summary information by operating segment is as follows:

December 31, 2020	Henan	Shandong	Shanghai	Sichuan	Beijing	Hainan	Hunan	Shaanxi	United States	Guangdong	Hubei	Liaoning	Property Management	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
Net real estate sales	766,314,384	285,706,736	120,260,357	222,959,432	62,401,289	10,084,944	27,721,542	10,991,930	927,700	47,787,761	—	49,168,045	567,819	—	1,604,891,939
Real estate lease income	26,054,475	(965,131)	772,402	379,175	695,548	—	741,527	2,353,682	4,723,438	—	—	—	—	37,369	34,792,485
Real estate management services income	7,606,378	—	—	—	—	—	—	2,358,631	—	—	—	—	81,243,298	—	91,208,307
Other revenue	(1,004,342)	127,190	3,068,486	511,576	2,144,591	7,288	526,852	(116,072)	605,337	—	—	—	7,236,334	1,763,220	14,870,460

Total revenue	798,970,895	284,868,795	124,101,245	223,850,183	65,241,428	10,092,232	28,989,921	15,588,171	6,256,475	47,787,761	—	49,168,045	89,047,451	1,800,589	1,745,763,191
Cost of real estate sales	(639,601,377)	(260,651,654)	(93,074,146)	(214,523,020)	(45,575,813)	(5,503,574)	(4,404,236)	(14,731,175)	(778,663)	(34,034,932)	(23,616)	(38,572,816)	(505,804)	—	(1,351,980,826)
Cost of real estate lease income	(27,204,779)	(292,726)	(736,537)	(606,323)	(805,353)	(44,900)	(1,046,888)	(1,623,994)	(3,740,076)	—	(19,723)	—	—	(798)	(36,122,097)
Cost of real estate management services	(6,675,680)	—	—	(13,189)	—	—	(4,957)	(1,707,785)	—	—	—	—	(47,036,367)	—	(55,437,978)
Other costs	(1,145,928)	(39,105)	(123,291)	(111,879)	(711,424)	(226)	(272,479)	—	—	(2,152)	—	—	(6,885,687)	(463,371)	(9,755,542)

Total cost of revenue	(674,627,764)	(260,983,485)	(93,933,974)	(215,254,411)	(47,092,590)	(5,548,700)	(5,728,560)	(18,062,954)	(4,518,739)	(34,037,084)	(43,339)	(38,572,816)	(54,427,858)	(464,169)	(1,453,296,443)
Gross profit	124,343,131	23,885,310	30,167,271	8,595,772	18,148,838	4,543,532	23,261,361	(2,474,783)	1,737,736	13,750,677	(43,339)	10,595,229	34,619,593	1,336,420	292,466,748
Operating expenses	(59,958,497)	(15,211,169)	(10,679,950)	(7,677,029)	(73,902,008)	(1,355,382)	(1,608,076)	(4,061,452)	(6,198,996)	(3,423,234)	(1,391,277)	(4,897,483)	(9,390,896)	(27,707,634)	(227,463,083)

Gain on disposal of property held for lease	82,805,785	—	—	—	—	—	—	—	—	—	—	—	—	—	82,805,785
Operating income/(loss)	147,190,419	8,674,141	19,487,321	918,743	(55,753,170)	3,188,150	21,653,285	(6,536,235)	(4,461,260)	10,327,443	(1,434,616)	5,697,746	25,228,697	(26,371,214)	147,809,450
Interest income	23,921,003	1,919,529	2,068,141	1,288,256	103,788	4,817	38,096	8,130	41,143	44,417	885	31,849	755,677	3,179,879	33,405,610
Interest expense	(14,568,255)	(3,043,955)	(987,612)	(18,381,805)	(3,659,832)	—	—	—	(5,316,337)	—	—	—	(5,708)	(83,523,901)	(129,487,405)
Net realized gain on short-term investments	183,450	—	—	—	—	—	—	—	—	—	—	—	—	4,869,494	5,052,944
Share of (loss)/gain in an equity investee	(3,539,268)	11,483,448	7,795,833	—	—	—	—	67,698	—	(1,602,617)	—	—	(152,121)	2,975,328	17,028,301
Loss on extinguishment of debt	—	—	—	—	—	—	—	—	—	—	—	—	—	(1,843,306)	(1,843,306)
Exchange gains/(loss)	1,987,139	—	—	—	—	—	—	—	—	—	—	—	100,523	(5,181,569)	(3,093,907)
Other income/(loss)	(4,041,056)	90,325	(415,481)	(8,773)	684,530	43,136	43,576	289,746	—	52,058	12,620	7,341	934,711	1,010,890	(1,296,377)

Income/(loss) before income taxes	151,133,432	19,123,488	27,948,202	(16,183,579)	(58,624,684)	3,236,103	21,734,957	(6,170,661)	(9,736,454)	8,821,301	(1,421,111)	5,736,936	26,861,779	(104,884,399)	67,575,310
Income tax (expense)/benefit	(36,907,073)	(12,299,796)	(39,723,025)	2,875,576	(8,431,043)	(4,482,485)	(14,391,424)	589,659	—	(9,482,301)	(2,458,177)	(2,591,042)	(8,191,925)	433,866	(135,059,190)

Net income/(loss)	114,226,359	6,823,692	(11,774,823)	(13,308,003)	(67,055,727)	(1,246,382)	7,343,533	(5,581,002)	(9,736,454)	(661,000)	(3,879,288)	3,145,894	18,669,854	(104,450,533)	(67,483,880)

Depreciation and amortization	5,814,086	887,005	2,556,696	631,421	5,832,130	56,888	174,291	20,375	46,680	17,042	1,234,539	232,220	—	—	17,503,373
Capital expenditure	8,655,565	—	15,874	5,106	716,935	—	—	—	—	—	—	376,871	1	—	9,770,352
Real estate properties completed and under development	897,218,594	240,527,766	215,890,331	547,932,945	378,408,484	2,162,115	12,433,669	224,821,947	283,124,970	395,376,646	165,423,590	52,622,159	—	33,885,876	3,449,829,092
Real estate properties held for lease	74,613,257	7,126,028	35,512,059	36,262,110	8,438,206	—	66,684,905	96,083,662	157,975,249	—	—	—	—	412,731	483,108,207

Total long-lived assets	526,045,585	553,491,246	133,733,839	46,741,993	50,734,107	5,863,831	75,248,369	105,461,495	171,374,723	23,549,642	566,337	930,819	9,062,110	365,609,346	2,068,413,442
Total assets	2,838,641,480	602,982,670	751,266,943	734,426,656	473,659,055	23,560,573	92,009,978	362,198,503	474,896,649	478,343,726	175,174,331	73,164,781	160,332,607	428,665,624	7,669,323,576

December 31, 2021	Henan	Shandong	Shanghai	Sichuan	Beijing	Hainan	Hunan	Shaanxi	United States	Guangdong	Hubei	Liaoning	Property Management	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$
Net real estate sales	338,195,148	174,353,777	135,072,403	128,609,911	313,960,495	—	8,271,910	166,007,116	23,325,750	68,681,906	118,952	35,642,637	—	—	1,392,240,005
Real estate lease income	9,344,804	665,170	1,339,557	532,240	371,919	—	1,223,472	3,251,637	2,980,504	—	13,482	—	—	58,559	19,781,344
Real estate management services income	6,746,892	—	—	—	—	—	—	2,793,044	—	—	—	—	100,282,270	—	109,822,206
Other revenue	2,851,496	16,356	2,030,340	121,935	2,851,344	413	838,306	—	3,107,481	507,500	—	52,439	1,796,616	—	14,174,226

Total revenue	357,138,340	175,035,303	138,442,300	129,264,086	317,183,758	413	10,333,688	172,051,797	29,413,735	69,189,406	132,434	35,695,076	102,078,886	58,559	1,536,017,781
Cost of real estate sales	(369,888,568)	(176,289,676)	(125,086,848)	(163,249,870)	(250,046,777)	—	(9,214,046)	(142,797,184)	(32,460,834)	(58,588,051)	(25,726)	(31,696,836)	—		(1,359,344,416)
Cost of real estate lease income	(15,658,378)	(611,378)	(193,442)	(404,647)	(542,152)	—	(1,206,177)	(62,840)	(3,740,076)	—	—	—	—	(19,090)	(22,438,180)
Cost of real estate management services	(3,708,523)	—	—	—	—	—	—	(4,321,229)	—	—	—	—	(65,948,453)	—	(73,978,205)
Other costs	(1,320,332)	(16,170)	(111,927)	(1,354,318)	(5,762,646)	—	(742,247)	—	—	(2,172,592)	—	(61,703)	(778,129)	—	(12,320,064)

Total cost of revenue	(390,575,801)	(176,917,224)	(125,392,217)	(165,008,835)	(256,351,575)	—	(11,162,470)	(147,181,253)	(36,200,910)	(60,760,643)	(25,726)	(31,758,539)	(66,726,582)	(19,090)	(1,468,080,865)
Gross profit	(33,437,461)	(1,881,921)	13,050,083	(35,744,749)	60,832,183	413	(828,782)	24,870,544	(6,787,175)	8,428,763	106,708	3,936,537	35,352,304	39,469	67,936,916
Operating expenses	(67,226,888)	(10,880,365)	(19,136,811)	(8,500,877)	(80,605,508)	(310,883)	(1,059,651)	(9,182,945)	(7,223,166)	(10,540,700)	(1,273,031)	(4,700,371)	(8,869,355)	(24,468,860)	(253,979,411)
Impairment losses on goodwill and intangible assets	—	—	—	—	—	—	—	—	—	—	—	—	—	(18,651,259)	(18,651,259)

Operating (loss) /income	(100,664,349)	(12,762,286)	(6,086,728)	(44,245,626)	(19,773,325)	(310,470)	(1,888,433)	15,687,599	(14,010,341)	(2,111,937)	(1,166,323)	(763,834)	26,482,949	(43,080,650)	(204,693,754)
Interest income	18,709,958	(126,051)	348,282	728,264	249,117	25,957	7,576	254,323	1,610	33,242	202	23,321	2,421,863	5,619,160	28,296,824
Interest expense	(12,070,505)	(5,794,489)	(910,853)	(26,416,301)	(2,078,190)	—	—	(8,046,152)	(15,736,448)	(358,532)	—	—	(64,549)	(111,922,753)	(183,398,772)
Net realized loss on short-term investments	—	—	—	—	—	—	—	—	—	—	—	—	—	(30,203,357)	(30,203,357)
Share of (loss)/gain in an equity investee	1,090,507	(1,873,472)	1,052,997	—	—	—	—	—	—	(4,010,602)	—	—	(1,004,547)	(18,600,648)	(23,345,765)
Exchange (loss) /gains	(20,163,471)	—	(21)	—	—	—	—	—	—	—	—	—	(203,338)	10,659,367	(9,707,463)
Other (loss) /income	(2,110,256)	3,336,726	144,617	138,413	(644,101)	(36,650)	205,877	381,157	17,770	(1,434,297)	1,789	(46,098)	942,072	1,612,626	2,509,645

(Loss) /income before income taxes	(115,208,116)	(17,219,572)	(5,451,706)	(69,795,250)	(22,246,499)	(321,163)	(1,674,980)	8,276,927	(29,727,409)	(7,882,126)	(1,164,332)	(786,611)	28,574,450	(185,916,255)	(420,542,642)
Income tax benefit/ (expense)	43,657,150	(3,885,809)	(4,274,715)	12,936,548	(21,349,169)	1,431,319	(3,023,380)	(9,366,699)	(144,962)	(1,674,207)	(1,926,116)	(1,471,006)	(4,832,629)	1,204,203	7,280,528

Net income/(loss)	(71,550,966)	(21,105,381)	(9,726,421)	(56,858,702)	(43,595,668)	1,110,156	(4,698,360)	(1,089,772)	(29,872,371)	(9,556,333)	(3,090,448)	(2,257,617)	23,741,821	(184,712,052)	(413,262,114)

Depreciation and amortization	6,842,628	914,765	198,149	1,130,049	3,942,986	—	—	1,934,681	1,037,064	12,193	48,721	19,401	526,727	1,660,151	18,267,515
Capital expenditure	1,965,626	—	—	5,261	1,076,187	—	—	576	241,312	—	—	17,091	668,407	(3,869,649)	104,811
Real estate properties completed and under development	909,477,150	116,698,109	105,042,744	527,858,832	173,273,166	—	3,312,065	45,339,962	307,041,456	398,158,018	190,450,736	59,279,630	—	33,690,834	2,869,622,702
Real estate properties held for lease	72,022,044	4,133,570	36,147,355	36,470,962	8,510,518		59,903,607	96,574,698	126,157,420	—	—	—	—	380,197	440,300,371

Total long-lived assets	431,132,864	517,720,952	138,953,401	49,540,764	46,722,553	5,813,925	75,895,086	107,098,269	139,099,651	53,982,579	920,192	773,073	15,628,394	77,178,239	1,660,459,942
Total assets	2,279,523,193	416,680,530	600,814,871	710,687,239	313,031,361	11,747,496	82,923,478	289,048,826	468,517,290	568,073,393	196,509,533	69,505,369	176,825,788	262,390,923	6,446,279,290

December 31, 2022	Henan	Shandong	Shanghai	Sichuan	Beijing	Hainan	Hunan	Shaanxi	United States	Guangdong	Hubei	Liaoning	Property Management	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$

Net real estate sales	133,906,983	152,896,390	3,056,829	93,804,069	142,331,456	—	(1,058,911)	191,013,871	58,007,780	34,659,102	564,076	231,278	—	—	809,412,923
Real estate lease income	7,268,773	1,530,316	2,080,042	416,589	177,246	—	1,162,618	2,349,797	4,041,509	1,727,356	—	—	—	28,366	20,782,612
Real estate management services income	4,448,994	—	—	—	—	—	—	1,833,511	—	—	—	—	99,177,566	—	105,460,071
Other revenue	7,894,262	8,316	552,228	(35,831)	1,727,882	—	904,831	446	—	805,323	—	149,812	2,349,298	—	14,356,567
Total revenue	153,519,012	154,435,022	5,689,099	94,184,827	144,236,584	—	1,008,538	195,197,625	62,049,289	37,191,781	564,076	381,090	101,526,864	28,366	950,012,173
Cost of real estate sales	(134,259,620)	(171,319,778)	(7,306,487)	(87,599,735)	(110,230,204)	—	943,112	(156,675,331)	(75,759,072)	(25,841,656)	(21,408)	(286,074)	—	—	(768,356,253)
Cost of real estate lease income	(9,680,982)	(852,927)	(778,313)	(219,502)	(365,600)	—	(363,485)	128,004	(2,081,799)	(6,023,790)	—	—	—	(49,559)	(20,287,953)
Cost of real estate management services	(5,631,437)	—	3,188,299	—	—	—	—	(3,694,930)	—	—	—	—	(73,471,668)	—	(79,609,736)
Other costs	(1,031,030)	—	617,889	(924,057)	(5,578,881)	—	(710,529)	—	—	(882,999)	—	(19,164)	(1,273,352)	—	(9,802,123)
Total cost of revenue	(150,603,069)	(172,172,705)	(4,278,612)	(88,743,294)	(116,174,685)	—	(130,902)	(160,242,257)	(77,840,871)	(32,748,445)	(21,408)	(305,238)	(74,745,020)	(49,559)	(878,056,065)
Gross profit	2,915,943	(17,737,683)	1,410,487	5,441,533	28,061,899	—	877,636	34,955,368	(15,791,582)	4,443,336	542,668	75,852	26,781,844	(21,193)	71,956,108
Operating expenses	(11,698,488)	(13,408,341)	(3,366,711)	(3,728,249)	(42,774,682)	(47,094)	(1,242,859)	(5,165,593)	(17,406,597)	(3,297,920)	(1,331,279)	(2,089,948)	(9,376,483)	(12,111,766)	(127,046,010)
Gain on disposal of property held for lease	2,650,215	397,708	2,150,988	—	—	—	—	—	—	—	—	—	—	488,401	5,687,312
Operating income/(loss)	(6,132,330)	(30,748,316)	194,764	1,713,284	(14,712,783)	(47,094)	(365,223)	29,789,775	(33,198,179)	1,145,416	(788,611)	(2,014,096)	17,405,361	(11,644,558)	(49,402,590)
Interest income	1,602,637	280,967	656,403	250,397	1,093,214	145	3,073	667,222	701	31,785	78	1,283	1,449,210	2,170,212	8,207,327
Interest expense	(13,389,344)	(1,818,414)	(99,438)	(24,130,024)	(962,042)	—	—	(4,726,423)	(15,815,618)	—	—	—	(69,672)	(96,997,436)	(158,008,411)
Net realized gain on short-term investments	—	—	—	—	463	—	—	—	—	—	—	—	—	(71,675,917)	(71,675,454)
Share of (loss) /gain in an equity investee	(3,718,820)	—	3,784,015	—	—	—	—	—	—	(15,920,880)	—	—	(810,983)	(9,499,870)	(26,166,538)
Gain on extinguishment of debt	—	—	—	—	—	—	—	—	—	—	—	—	—	9,620,914	9,620,914
Exchange gains	45,800,405	—	—	—	—	—	—	—	—	—	—	—	(699,044)	(5,149,023)	39,952,338
Other income/(expense)	(1,587,295)	17,236	(19,220)	277,819	420,916	325	187,576	49,144	(36,029)	99,781	(8,098)	(1,452,134)	881,696	(800,566)	(1,968,849)
Income/(loss) before income taxes	22,575,253	(32,268,527)	4,516,524	(21,888,524)	(14,160,232)	(46,624)	(174,574)	25,779,718	(49,049,125)	(14,643,898)	(796,631)	(3,464,947)	18,156,568	(183,976,244)	(249,441,263)
Income tax benefit/(expense)	(12,780,775)	22,127,223	(3,927,044)	(2,443,468)	(4,379,784)	463	174,167	(2,378,418)	1,206,732	(2,377,772)	(1,359,448)	(485,277)	(1,482,371)	(1,135,690)	(9,241,462)
Net income/(loss)	9,794,478	(10,141,304)	589,480	(24,331,992)	(18,540,016)	(46,161)	(407)	23,401,300	(47,842,393)	(17,021,670)	(2,156,079)	(3,950,224)	16,674,197	(185,111,934)	(258,682,725)
Depreciation and amortization	5,516,725	874,640	647,400	1,095,409	1,162,790	—	—	1,832,811	612,887	—	23,806	13,918	533,861	853,960	13,168,207
Capital expenditure	5,221,417	803	—	—	1,577	—	—	—	(63)	—	4,186	—	8,455	—	5,236,375
Real estate properties completed and under development	1,159,231,389	412,162,579	100,867,987	577,969,652	45,945,861	—	4,995,367	35,489,672	266,654,891	395,241,531	191,185,397	53,684,534	—	33,627,793	3,277,056,653
Real estate properties held for lease	48,958,513	2,434,604	32,354,424	32,786,449	7,676,329	—	54,293,887	86,799,863	107,905,636	—	—	—	—	258,162	373,467,867

Total long-lived assets	386,224,257	13,434,007	133,703,563	49,512,464	24,828,219	5,774,972	68,720,346	96,615,555	118,812,943	34,008,878	769,742	857,181	7,209,649	20,599,425	961,071,201
Total assets	2,270,506,759	259,228,051	540,587,961	709,048,905	240,590,331	11,212,039	78,448,652	323,750,877	404,653,727	499,695,879	197,190,024	61,041,098	147,478,659	106,845,365	5,850,278,327